15. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Provision (benefit) for income taxes
	Year ended June 30,
	2015	2014
Current	$(86,455)	$(82,411)
Deferred	-	-
Provision (benefit) for income taxes	$(86,455)	$(82,411)

Effective income tax rate reconciliation
	Year ended June 30,
	2015	2014
Income tax expense/(benefit) computed at the U.S. federal statutory rate	-34%	-34%
Settlement of uncertain tax positions	-1%	0%
Foreign tax expense/(benefit)	0%	-1%
Write-off of expired net operating loss carryforwards	68%	0%
Change in valuation allowance	-34%	34%
Total	-1%	-1%

Significant components of the Company's net deferred income tax assets
	As of June 30,
	2015	2014
Federal net operating loss carryforwards	$11,780,604	$22,238,624
Federal - other	2,783,304	2,737,404
Wisconsin net operating loss carryforwards	1,748,976	2,747,275
Australia net operating loss carryforwards	1,497,779	1,497,779
Deferred income tax asset valuation allowance	(17,810,663)	(29,221,082)
Total deferred income tax assets	$-	$-

Reconciliation of the beginning and ending balance of unrecognized income tax benefits
	As of June 30,
	2015	2014
Beginning balance	$196,583	$193,097
Lapses of statutes of limitations	$(161,344)	$-
Effect of foreign currency translation	(35,239)	3,486
Ending balance	$-	$196,583